Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

WRITER’S DIRECT DIAL NUMBER: (617) 951-7439

September 11, 2013

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:  Sterling Capital Funds, File Nos. 33-49098 and 811-06719

Ladies and Gentlemen:

On behalf of Sterling Capital Funds, accompanying this letter for electronic filing under Rule 497(e) of the Securities Act of 1933, as amended (“Rule 497(e)”), are interactive data files relating to a supplement filed with the Securities and Exchange Commission on September 3, 2013 under Rule 497(e), to the following:

1.	Sterling Capital Funds Class A, Class B and Class C Shares Prospectus, dated February 1, 2013, as amended.

2.	Sterling Capital Funds Institutional Shares Prospectus, dated February 1, 2013, as amended.

The purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

Please call me at 617.951.7439 if you have any questions regarding this filing.

Sincerely,

/s/ Thomas R. Hiller

Thomas R. Hiller